Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Dividends declared per share (in dollars per share)	$ 0.08	$ 0.06
Parent [Member]
Dividends declared per share (in dollars per share)	$ 0.08	$ 0.06